Related Party Transactions (Table)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Transactions with Related Parties
The following table summarizes transactions with related parties for the years ended December 31, 2021, 2020 and 2019.

(Euro thousands)	For the year ended December 31,
	2021					2020				2019
	Revenues	Costs (1) (2)	Personnel costs	Write down and other provisions (3)	Financial income (expenses)	Revenues	Costs (1) (2)	Personnel costs	Financial income (expenses)	Revenues	Costs (1) (2)	Personnel costs	Financial income (expenses)
Associates
Tom Ford	23,047	7,730	—	—	596	25,088	7,673	—	471	29,499	8,958	—	1,847
Filati Biagioli Modesto S.p.A.	49	177	—	—	—	—	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.	—	—	—	—	—	4	2	—	—	4	2	—	—

Total associates	23,096	7,907	—	—	596	25,092	7,675	—	471	29,503	8,960	—	1,847
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
G. Schneider S.p.A.	20	5,623	—	—	—	217	6,683	—	—	10	9,815	—	—
Agnona S.r.l.	373	(485)	—	6,150	—	—	—	—	—	—	—	—	—
Disposition entities (4)	58	1,566	—	—	—	—	—	—	—	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (5)	9	491	—	—	(40)	13	450	—	(44)	11	1,364	—	(44)

Total companies controlled by Monterubello or its shareholders, Zegna directors or senior management	460	7,195	—	6,150	(40)	230	7,133	—	(44)	21	11,179	—	(44)
Other related parties connected to directors and shareholders	—	—	1,284	—	(20,675)	—	33	860	—	—	39	1,014	—

Total transactions with related parties	23,556	15,102	1,284	6,150	(20,119)	25,322	14,841	860	427	29,524	20,178	1,014	1,803
Total for Zegna Group	1,292,402	663,238	367,762	19,487	2,066	1,014,733	537,495	282,659	(13,720)	1,321,327	681,498	331,944	(15,431)

(1)	Costs with Tom Ford include royalties amounting to Euro 4,081 thousand, Euro 4,095 thousand and Euro 4,721 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)	Includes cost for raw materials and consumables, purchased, outsourced and other costs.
(3)
Includes Euro 6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was
required to compensate the company in accordance with the terms of the related sale agreement, as well as Euro 144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona (which was subsequently disposed of as part of the Disposition).

(4)	Disposition entities includes Alan Real Estate S.A., EZ Real Estate S.r.l and 61 West 23rd Street LLC
(5)	Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.

Summary of Balances with Related Parties
The following table summarizes balances with related parties at December 31, 2021 and 2020.

(Euro thousands)	At December 31, 2021					At December 31, 2020
	Trade receivables	Other financial assets	Other current assets (1)	Financial liabilities (2)	Other liabilities (3)	Trade receivables	Other financial assets	Financial liabilities (2)	Other liabilities (3)
Associates
Tom Ford	20,939	1,497	—	—	344	23,453	1,198	—	136
Filati Biagioli Modesto S.p.A.	59	—	—	—	63	—	—	—	—

Total associates	20,998	1,497	—	—	407	23,453	1,198	—	136
Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Monterubello	—	—	10,923	—	—	—	—	—	—
G. Schneider S.p.A.	12	—	—	—	516	18	—	—	323
Agnona S.r.l.	642	—	—	—	122	—	—	—	—
PKB Privatbank AG	—	—	—	5,000	—	—	—	5,000	—
Disposition entities (4)	248	—	—	—	1,248	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management (5)	13	—	—	—	242	2	94	—	51

Total Monterubello and companies controlled by Monterubello or its shareholders, Zegna directors or senior management	915	—	10,923	5,000	2,128	20	94	5,000	374
Other related parties connected to directors and shareholders	500	—	—	—	171	—	—	2,146	61

Total originating from related parties	22,413	1,497	10,923	5,000	2,706	23,473	1,292	7,146	571
Total for Zegna Group	160,360	375,752	68,773	639,033	389,656	138,829	399,426	779,690	294,326

(1)
On December 20, 2021, the Group announced that the Zegna family decided to grant a Euro 1,500 special gift to each employee of the Zegna group, amounting to a total of Euro 10,916 thousand, as a result of the Company becoming listed on a public stock exchange. The gift was paid to employees in February 2022. Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022.

(2)	Includes non-current borrowings at December 31, 2021 and non-current borrowings and other non-current financial liabilities at December 31, 2020.

(3)	Includes trade payables and customer advances, employee benefits and other current liabilities.

(4)	Disposition entities includes Alan Real Estate S.A., EZ Real Estate S.r.l and 61 West 23rd Street LLC

(5)	Includes transactions with Finissaggio e Tintoria Ferraris S.p.A., Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.

Summary of Remuneration Of And Outstanding Balances With Zegna Directors And Key Executives With Strategic Responsibilities
The following table summarizes remuneration of and outstanding balances with Zegna directors and key executives with strategic responsibilities:

(Euro thousands)	Key Management Personnel						Outstanding Balance
	Short-term employee benefits (1)	Post- employment benefits	Other long- term benefits	Share-based payments	Dividends	Purchase of investments (2)	Employee benefits	Other non- current financial liabilities(3)	Other current liabilities	Non-current financial assets
2021	16,853	4,012	8,702	14,012	—	—	12,865	135,726	7,990	2,219
2020	9,414	736	—	(9,975)	1,116	—	538	198,046	991	—
2019	11,790	956	—	1,016	1,465	1,762	526	214,389	1,193	—

(1)	Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)	Relates to the acquisition of Thom Browne.
(3)	Primarily relates to liabilities on put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio.